Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 174,255	$ 618,738	$ 792,993
UNITED STATES | State of Wyoming
Total	49,565		49,565
UNITED STATES | Sweetwater County, Wyoming
Total	119,917	210	120,127
UNITED STATES | Carbon County, Wyoming
Total	4,009	265	4,274
UNITED STATES | Fremont County, Wyoming
Total	$ 764	47	811
UNITED STATES | Government of the United States of America United States Nuclear Regulatory Commission
Total		14,800	14,800
UNITED STATES | Government of the United States of America Bureau of Land Management
Total		382,782	382,782
UNITED STATES | State of Wyoming Department of Environmental Quality
Total		208,358	208,358
UNITED STATES | State of Wyoming Secretary of State
Total		364	364
UNITED STATES | State of Wyoming Office of State Lands and Investment
Total		$ 11,912	$ 11,912